Loss Per Share	12 Months Ended
Dec. 31, 2020
Loss Per Share
Loss Per Share
17.	Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the following periods:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(254,639)	(193,548)	(327,997)	(50,268)

Denominator:
Weighted-average number of ordinary shares outstanding — basic	310,627,024	310,627,024	348,160,637	348,160,637
Adjustments for dilutive options	—	—	27,892,119	27,892,119
Weighted-average number of ordinary shares outstanding —diluted	310,627,024	310,627,024	376,052,756	376,052,756

Loss per share — basic and diluted
Basic net loss per share attributable to ordinary shareholders (RMB)	(0.82)	(0.62)	(0.94)	(0.14)
Diluted net loss per share attributable to ordinary shareholders (RMB)	(0.82)	(0.62)	(0.87)	(0.13)